                     SUPPLEMENT DATED JANUARY 10, 2005 TO

                      PROSPECTUS DATED APRIL 30, 2004 FOR

          FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICIES

                                   ISSUED BY

                     GE LIFE AND ANNUITY ASSURANCE COMPANY

                                  THROUGH ITS

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.

An application has been filed with the Securities and Exchange Commission (the "SEC") for an order permitting the substitution of shares of the portfolios in Column A ("Existing Portfolios") with shares of the portfolios in Column B ("Replacement Portfolios"). Both investment options will be available to all contract owners until an Order is granted by the SEC. If an Order is granted, information will be sent to all contract owners regarding the "Exchange Date" on which the Existing Portfolios will be removed as investment options and substituted with the Replacement Portfolios.

                 Column A                                      Column B
            Existing Portfolios                         Replacement Portfolios
------------------------------------------------------------------------------------------
GE Investments Funds, Inc. -- Global        Franklin Templeton Variable Insurance Products
Income Fund                                 Trust - Templeton Global Income Securities
                                            Fund -- Class 1 shares
------------------------------------------------------------------------------------------
GE Investments Funds, Inc. -- International Franklin Templeton Variable Insurance Products
Equity Fund                                 Trust -- Templeton Foreign Securities
                                            Fund -- Class 1 shares


Should you decide to transfer assets from the Existing Portfolios to the Replacement Portfolios, transfers made from the Existing Portfolios from January 10, 2005 until the Exchange Date will not be considered a transfer for the purpose of calculating the number of transfers that may be made each calendar year without invoking our right to assess a transfer charge. However, the restrictions on transfers regarding the number of transfers that may be made each calendar year by U.S. Mail, voice response, telephone or facsimile will still apply. Likewise, for 30 days after the Exchange Date, transfers may be made from the Replacement Portfolios to any other available portfolio will not be considered a transfer for the purpose of calculating the number of transfers that may be made each calendar year without invoking our right to assess a transfer charge. However, the restrictions on transfers regarding the number of transfers that may be made each calendar year by U.S. Mail, voice response, telephone or facsimile will still apply.